Employee Benefit Plans	12 Months Ended
Dec. 31, 2018
Employee Benefit Plans
Employee Benefit Plans

21. Employee Benefit Plans

The Group's PRC subsidiaries are required by law to contribute a certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits for full time employees. The Group contributed RMB168,688,  RMB158,389 and RMB195,101 for the years ended December 31, 2016, 2017 and 2018, respectively, for such benefits and has no legal obligation for the benefits beyond the contribution made. The PRC government is responsible for the medical benefits and ultimate liability to those employees.